UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4980

TCW Strategic Income Fund, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	December 31, 2007

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments.  The schedule of investments for the period ending January 1, 2007 through September 30, 2007 is filed herewith.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited)	September 30, 2007

Principal
Amount			Value
		Fixed Income Securities
		Asset Backed Securities (8.9% of Net Assets)
		Banking (8.9%)
2,500,000		Ameriquest Mortgage Securities, Inc. (06-R2-M10), 7.63%, due 04/25/36	875,000
2,661,000		Argent Securities, Inc. (06-W3-M10), (144A), 7.63%, due 04/25/36	266,100	* **
2,000,000		Argent Securities, Inc. (06-W4-M10), 7.63%, due 05/25/36	600,000	**
2,000,000		Carrington Mortgage Loan Trust (06-2FRE-10), (144A), 7.13%, due 10/25/36	400,000	* **
2,000,000		Carrington Mortgage Loan Trust (06-NC1-M10), (144A), 8.13%, due 01/25/36	520,000	* **
1,500,000		Countrywide Asset-Backed Certificates (06-26-B), (144A), 6.88%, due 06/25/37	330,000	* **
2,000,000		Countrywide Asset-Backed Certificates (06-5-B), 7.53%, due 08/25/36	300,000	**
2,000,000		Countrywide Asset-Backed Certificates (06-6-B), (144A), 8.13%, due 09/25/36	100,000	* **
2,000,000		Countrywide Asset-Backed Certificates (07-6-M8), 7.13%, due 09/25/37	840,000
2,696,303		Countrywide Home Loans (04-HYB4-B1), 4.844%, due 09/20/34	2,475,475
1,993,000		First Franklin Mortgage Loan Asset-Backed Certificate (06-17FF-B), (144A), 7.63%, due 12/25/36	340,331	* **
2,000,000		First Franklin Mortgage Loan Asset-Backed Certificate (06-FF5-M10), (144A), 7.13%, due 04/25/36	580,000	* **
2,000,000		First Franklin Mortgage Loan Asset-Backed Certificate (06-FF7-M10), (144A), 7.13%, due 05/25/36	560,000	* **
2,000,000		Fremont Home Loan Trust (06-2-M9), 7.53%, due 02/25/36	400,000	**
2,000,000		HSI Asset Securitization Corp. Trust (06-OPT3-M9), 7.13%, due 02/25/36	900,000
1,740,000		HSI Asset Securitization Corp. Trust (07-HE2-M8), 7.631%, due 04/25/37	696,000
2,000,000		JP Morgan Mortgage Acquisition Corp. (06-NC1-M10), (144A), 7.63%, due 04/25/36	800,000	*
1,000,000		Residential Asset Mortgage Products, Inc. (06-NC3-M9), 7.18%, due 03/25/36	200,000	**
2,000,000		Saxon Asset Securities Trust (06-2-B4), 7.63%, due 09/25/36	700,000
1,000,000		Saxon Asset Securities Trust (07-1-B2), 7.38%, due 02/25/37	600,000
2,000,000		Securitized Asset-Backed Receivables LLC Trust (07-BR1-B2), 7.38%, due 02/25/37	600,000	**
2,000,000		Soundview Home Equity Loan Trust (06-OPT2-M9), (144A), 7.63%, due 05/25/36	400,000	* **
2,000,000		Soundview Home Equity Loan Trust (06-OPT3-M9), (144A), 7.63%, due 06/25/36	500,000	* **
3,048,720		Structured Adjustable Rate Mortgage Loan Trust (06-3-4A), 6%, due 04/25/36	3,016,739
2,000,000		Structured Asset Securities Corp. (06-NC1-B1), (144A), 7.63%, due 05/25/36	226,800	* **
2,000,000		Structured Asset Securities Corp. (06-WF1-M9), 7.13%, due 02/25/36	1,049,374
2,700,000		Structured Asset Securities Corp. (07-EQ1-M9), 7.63%, due 03/25/37	1,053,000
		Total Banking	19,328,819
		Total Asset Backed Securities (Cost: $49,323,437)	19,328,819

		Collateralized Debt Obligations (15.9%)
		Banking (0.3%)
1,000,000		FM Leveraged Capital Fund (06-2-E), (144A), 9.31%, due 11/15/20	728,391	*

		Diversified Financial Services - Multi-Sector Holdings (1.1%)
469,676		Mantoloking CDO, Ltd. (06-1A-E), (144A), 8.995%, due 08/28/46	154,194	* **
1,500	(1)	Mantoloking CDO, Ltd., (144A), 0%, due 09/28/46	750,000	* **

1,926,684		Marathon Structured Finance CDO, Ltd. (06-1A-E), (144A), 10.86%, due 07/26/46	1,420,419	* **
		Total Diversified Financial Services - Multi-Sector Holdings	2,324,613

		Diversified Financial Services - Specialized Finance (13.5%)
1,500	(1)	ACA CLO, Ltd. (06-2), (144A), 0%, due 01/07/21	1,207,500	*
4,000,000		ARES VR CLO, Ltd. (06-1A), (144A), 0%, due 02/24/18	2,660,000	*
2,000,000		Avenue CLO, Ltd. (07-6A), (144A), 0%, due 07/17/19	1,600,000	*
1,000	(1)	Centurion CDO VII, Ltd., (144A), 0%, due 01/30/16	580,000	*
2,000,000		Clydesdale CLO, Ltd. (06-1A), (144A), 0%, due 12/19/18	1,820,000	*
1,000,000		CW Capital Cobalt (06-2A-K), (144A), 8.86%, due 04/26/50	770,271	* **
1,000,000		CW Capital Cobalt II, (06-2A-PS), (144A), 0%, due 04/26/50	854,530	* **
1,887,771		De Meer Middle Market CLO, Ltd. (06-1A), (144A), 0%, due 10/20/18	1,568,580	* **
929,815		De Meer Middle Market CLO, Ltd. (06-1A-E), (144A), 9.36%, due 10/20/18	774,297	* **
2,000,000		Duane Street CLO (06-3-A), (144A), 0%, due 01/11/21	1,602,000	*
2,000	(1)	FM Leveraged Capital Fund II, (06-1A-PS), (144A), 0%, due 11/20/20	1,596,384	* **
2,000,000		Galaxy CLO, Ltd. (06-6I), 0%, due 06/13/18	1,626,400
2,000,000		Galaxy CLO, Ltd. (06-7A), (144A), 0%, due 10/13/18	1,686,000	*
3,000,000		Katonah, Ltd. (8A), (144A), 0%, due 05/20/18	2,250,000	*
2,000,000		LCM CDO, LP (5I), 0%, due 03/21/19	1,715,200
3,500,000		Octagon Investment Partners X, Ltd. (06-10A), (144A), 0%, due 10/18/20	2,906,181	*
3,000,000		Prospect Park CDO, Ltd. (06-1I), 0%, due 07/15/20	2,058,150
1,750,000		Vertical CDO, Ltd. (06-1), (144A), 0%, due 04/22/46	1,400,000	* **
1,000,000	(1)	WhiteHorse III, Ltd. (144A), 0%, due 05/01/18	700,000	*
		Total Diversified Financial Services - Specialized Finance	29,375,493

		Thrifts & Mortgage Finance (1.0%)
1,000,000		Bering CDO, Ltd. (06-1A), (144A), 0%, due 09/07/46	200,000	* **
1,000,000		Bering CDO, Ltd. (06-1A-1C), (144A), 12.3%, due 09/07/46	200,000	* **
2,000,000		Fortius Funding, Ltd. (06-2-A), (144A), 0%, due 02/03/42	20,000	* **
911,295		Fortius Funding, Ltd. (06-2-AE), (144A), 11.36%, due 02/03/42	9,113	* **
1,000	(1)	Fortius I Funding, Ltd., (144A), 0%, due 07/12/41	100,000	* **
985,103		GSC ABS CDO, Ltd. (06-3GA-D), (144A), 8.915%, due 06/02/42	49,255	* **
1,500,000		Hudson Mezzanine Funding (06-1-AE), (144A), 12.56%, due 04/12/42	37,500	* **
1,500,000		Hudson Mezzanine Funding (06-1A-INC), (144A), 0%, due 04/12/42	75,000	* **
1,000,000		IXIS ABS CDO, Ltd. (06-1I-E), 11.95%, due 12/13/46	505,100	**
2,000,000		Vertical CDO, Ltd. (06-2A), (144A), 0%, due 05/09/46	600,000	* **
1,957,519		Vertical CDO, Ltd. (06-2A-C), (144A), 11.61%, due 05/09/46	489,380	* **
		Total Thrifts & Mortgage Finance	2,285,348
		Total Collateralized Debt Obligations (Cost: $54,453,474)	34,713,845

	Collateralized Mortgage Obligations (40.0%)
	Banking (4.5%)
2,521,515	Credit Suisse Mortgage Capital Certificates (07-5-DB1), 7.119%, due 07/25/37	1,607,466
6,219,595	GSR Mortgage Loan Trust (03-7F-1A4), 5.25%, due 06/25/33	5,272,973
3,914,024	GSR Mortgage Loan Trust (06-1F-1A5), 2.3%, due 02/25/36 (I/F)(TAC)	2,897,601
	Total Banking	9,778,040

	U.S. Government Agency Obligations (35.5%)
2,023,000	Federal Home Loan Mortgage Corp. (2684-SN), 0%, due 10/15/33 (I/F)	1,278,067
5,688,598	Federal Home Loan Mortgage Corp. (2691-CO), 0%, due 10/15/33 (P/O)	3,484,664
3,278,006	Federal Home Loan Mortgage Corp. (2857-OM), 0%, due 09/15/34 (P/O)	1,810,935
1,950,546	Federal Home Loan Mortgage Corp. (2870-EO), 0%, due 10/15/34 (P/O)	1,248,345
3,144,097	Federal Home Loan Mortgage Corp. (2951-NS), 0%, due 03/15/35 (I/F)	2,011,061
1,603,968	Federal Home Loan Mortgage Corp. (2962-GT), 0%, due 04/15/35 (I/F)(TAC)	1,155,338
987,732	Federal Home Loan Mortgage Corp. (2990-JK), 0%, due 03/15/35 (I/F)	678,378
1,607,354	Federal Home Loan Mortgage Corp. (3019-SQ), 0%, due 06/15/35 (I/F)	1,192,430
2,488,595	Federal Home Loan Mortgage Corp. (3035-TP), 6.5%, due 12/15/33 (I/F)	2,513,331
2,074,517	Federal Home Loan Mortgage Corp. (3062-HO), 0%, due 11/15/35 (P/O)	1,275,662
1,594,399	Federal Home Loan Mortgage Corp. (3074-LO), 0%, due 11/15/35 (P/O)	1,018,855
443,441	Federal Home Loan Mortgage Corp. (3076-ZQ), 5.5%, due 11/15/35 (PAC)	415,765
1,861,894	Federal Home Loan Mortgage Corp. (3081-PO), 0%, due 07/15/33 (P/O)	1,297,537
2,530,144	Federal Home Loan Mortgage Corp. (3092-CS), 4.465%, due 12/15/35 (I/F)(TAC)	2,347,392
2,634,265	Federal Home Loan Mortgage Corp. (3092-LO), 0%, due 12/15/35 (P/O)(TAC)	2,151,536
2,819,318	Federal Home Loan Mortgage Corp. (3092-OL), 0%, due 12/15/35 (P/O)	1,953,703
3,101,305	Federal Home Loan Mortgage Corp. (3128-OJ), 0%, due 03/15/36 (P/O)	2,502,815
2,315,044	Federal Home Loan Mortgage Corp. (3146-SB), 2.56%, due 04/15/36 (I/F)	2,084,684
1,430,950	Federal Home Loan Mortgage Corp. (3153-NK), 2.48%, due 05/15/36 (I/F)	1,259,717
2,443,620	Federal Home Loan Mortgage Corp. (3161-SA), 2.37%, due 05/15/36 (I/F)	2,149,587
3,975,219	Federal Home Loan Mortgage Corp. (3171-GO), 0%, due 06/15/36 (P/O)(PAC)	3,354,250
6,759,232	Federal Home Loan Mortgage Corp. (3171-OJ), 0%, due 06/15/36 (P/O)	3,696,556
1,637,022	Federal Home Loan Mortgage Corp. (3186-SB), 1.64%, due 07/15/36 (I/F)	1,389,166
5,967,275	Federal Home Loan Mortgage Corp. (3225-AO), 0%, due 10/15/36 (P/O)	3,812,432
3,679,417	Federal Home Loan Mortgage Corp. (3349-SD), 1.458%, due 07/15/37 (I/F)	3,148,871
3,426,943	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	3,210,517
1,953,708	Federal National Mortgage Association (05-44-TS), 2.73%, due 03/25/35 (I/F)(TAC)	1,522,431
2,283,672	Federal National Mortgage Association (05-62-BO), 0%, due 07/25/35 (P/O)	1,889,396
3,009,109	Federal National Mortgage Association (05-69-HO), 0%, due 08/25/35 (P/O)	2,014,448
1,653,056	Federal National Mortgage Association (05-87-ZQ), 4.5%, due 10/25/25	1,624,028
1,421,684	Federal National Mortgage Association (05-92-DT), 6%, due 10/25/35 (TAC)	1,351,707
1,561,129	Federal National Mortgage Association (06-14-SP), 4.98%, due 03/25/36 (I/F)(TAC)	1,562,627
1,709,301	Federal National Mortgage Association (06-15-LO), 0%, due 03/25/36 (P/O)	1,306,260
2,597,409	Federal National Mortgage Association (06-44-C), 0%, due 12/25/33 (P/O)	1,860,446

3,604,348	Federal National Mortgage Association (06-45-SP), 4.4%, due 06/25/36 (I/F)	2,861,054
2,047,543	Federal National Mortgage Association (06-57-SA), 4.18%, due 06/25/36 (I/F)	1,849,283
2,000,000	Federal National Mortgage Association (06-67-DS), 2.72%, due 07/25/36 (I/F)	1,651,991
6,689,270	Government National Mortgage Association (05-45-DK), 0%, due 06/16/35 (I/F)	5,274,719
	Total U.S. Government Agency Obligations	77,209,984
	Total Collateralized Mortgage Obligations (Cost: $83,329,500)	86,988,024

	Other Fixed Income (17.4%)
	Financial Services (17.4%)
38,075,000	Dow Jones CDX, Series 9, Trust I, (144A), 8.75%, due 12/29/12	37,789,437	*#
	Total Other Fixed Income (Cost: $38,122,594)	37,789,437

	Convertible Corporate Bonds (6.1%)
	Banking (0.6%)
1,358,000	Euronet Worldwide, Inc., 3.5%, due 10/15/25	1,374,174	†

	Electronics (1.8%)
1,116,000	Agere Systems, Inc., 6.5%, due 12/15/09	1,131,635
1,143,000	Fairchild Semiconductor Corp., 5%, due 11/01/08	1,134,416
1,123,000	LSI Logic Corp., 4%, due 05/15/10	1,105,650
509,000	Xilinx, Inc., (144A), 3.125%, due 03/15/37	501,849	*
	Total Electronics	3,873,550

	Healthcare Providers (0.7%)
1,791,000	Omnicare, Inc., 3.25%, due 12/15/35	1,463,605

	Insurance (0.8%)
62,287	XL Capital, Ltd., 7%, due 02/15/09	1,731,579

	Media - Broadcasting & Publishing (0.8%)
478,000	Ciena Corp., 0.875%, due 06/15/17	541,918
1,220,000	Ciena Corp., 3.75%, due 02/01/08	1,215,144
	Total Media - Broadcasting & Publishing	1,757,062

	Medical Supplies (0.2%)
239,000	Integra LifeSciences Holdings Corp., (144A), 2.375%, due 06/01/12	232,153	*
239,000	Integra LifeSciences Holdings Corp., (144A), 2.75%, due 06/01/10	234,292	*
	Total Medical Supplies	466,445

	Pharmaceuticals (0.4%)
239,000	Sciele Pharma, Inc., 2.625%, due 05/15/27	257,456
534,000	United Therapeutics Corp., (144A), 0.5%, due 10/15/11	578,722	*
	Total Pharmaceuticals	836,178

	Real Estate (0.8%)
1,517,000	Affordable Residential Communities, Inc., (144A), 7.5%, due 08/15/25	1,741,243	*
	Total Convertible Corporate Bonds (Cost: $13,413,959)	13,243,836
	Total Fixed Income Securities (Cost: $238,642,964) (88.3%)	192,063,961

Number of
Shares		Value
	Convertible Preferred Stocks
	Aerospace & Defense (0.8%)
11,900	Northrop Grumman Corp., $7.00	1,727,761

	Airlines (0.7%)
26,750	Bristow Group, Inc., $2.75	1,524,750

	Automobiles (1.2%)
25,885	Ford Motor Co. Capital Trust II, $3.25	983,630
32,400	General Motors Corp., $1.125	688,500
46,050	General Motors Corp., $1.3125	990,075
	Total Automobiles	2,662,205

	Commercial Services (0.4%)
16,340	United Rentals, Inc., $3.25	792,490	***

	Containers & Packaging (0.4%)
37,761	Smurfit-Stone Container Corp., $1.75	785,429

	Electric Utilities (0.6%)
24,600	AES Corp., $3.375	1,205,400	***

	Financial Services (0.2%)
4,024	Vale Capital, Ltd., $2.75	267,073
2,412	Vale Capital, Ltd., $2.75	163,075
	Total Financial Services	430,148

	Food & Staples Retailing (0.5%)
22,760	Rite Aid Corp., $3.50	1,152,225

	Household Products (0.0%)
59	Owens-Illinois, Inc., $2.375	2,670	***

	Insurance (0.6%)
19,605	Reinsurance Group of America, Inc., $2.875	1,394,406

	Media (0.5%)
1,200	Interpublic Group of Companies, Inc., (144A), $52.5	1,175,550	*

	Oil, Gas & Consumable Fuels (0.6%)
12,645	Chesapeake Energy Corp., $4.50	1,264,500

	Road & Rail (0.6%)
1,060	Kansas City Southern, $41.25	1,335,467

	Utilities (0.7%)
24,100	Entergy Corp., $3.8125	1,611,085

	Total Convertible Preferred Stocks (Cost: $16,523,024) (7.8%)	17,064,086

Number of
Shares		Value
	Common Stock
	Aerospace & Defense (0.1%)
3,000	Honeywell International, Inc.	178,410

	Apparel Retailers (0.0%)
5,400	The Gap, Inc.	99,576

	Automobiles (0.1%)
5,250	General Motors Corp.	192,675

	Biotechnology (0.2%)
5,300	Genentech, Inc.	413,506	***

	Capital Markets (0.1%)
2,350	Merrill Lynch & Co., Inc.	167,508

	Chemicals (0.2%)
5,500	Du Pont (E.I.) de Nemours & Co.	272,580
1,800	Lyondell Chemical Co.	83,430
	Total Chemicals	356,010

	Commercial Services & Supplies (0.1%)
3,100	Waste Management, Inc.	116,994

	Computers & Peripherals (0.2%)
3,700	Hewlett-Packard Co.	184,223
2,800	International Business Machines Corp.	329,840
	Total Computers & Peripherals	514,063

	Containers & Packaging (0.1%)
8,600	Packaging Corp. of America	250,002

	Diversified Financial Services (0.2%)
5,200	Citigroup, Inc.	242,684
5,000	JPMorgan Chase & Co.	229,100
	Total Diversified Financial Services	471,784

	Diversified Telecommunication Services (0.4%)
7,600	AT&T, Inc.	321,558
6,868	BCE, Inc.	275,063
12,900	Qwest Communications International, Inc.	118,164	***
9,437	Windstream Corp.	133,251
	Total Diversified Telecommunication Services	848,036

	Electric Utilities (0.1%)
6,000	American Electric Power Co., Inc.	276,480

	Electronic Equipment & Instruments (0.0%)
2,700	Tyco Electronics, Ltd.	95,661	***

	Financial Services (0.1%)
4,200	The Blackstone Group, LP	105,336	***†

	Food Products (0.2%)
7,800	Kraft Foods, Inc., Class A	269,178
13,100	Sara Lee Corp.	218,639
	Total Food Products	487,817

	Forest Products & Paper (0.1%)
6,200	Louisiana-Pacific Corp.	105,214

	Health Care Providers & Services (0.1%)
3,100	Aetna, Inc.	168,236
22,840	Tenet Healthcare Corp.	76,742	***
	Total Health Care Providers & Services	244,978

	Health Care Technology (0.1%)
3,200	Cerner Corp.	191,392	***

	Household Durables (0.0%)
1,900	Sony Corp. (ADR)	91,314

	Household Products (0.1%)
2,900	Kimberly-Clark Corp.	203,754

	Industrial Conglomerates (0.2%)
6,800	General Electric Co.	281,520
2,400	Tyco International, Ltd.	106,416
	Total Industrial Conglomerates	387,936

	Insurance (0.2%)
2,000	American International Group, Inc.	135,300
2,200	Chubb Corp.	118,008
3,900	The Travelers Companies, Inc.	196,326
	Total Insurance	449,634

	Leisure Equipment & Products (0.1%)
8,400	Mattel, Inc.	197,064

	Media (0.2%)
2,000	Clear Channel Communications, Inc.	74,880
3,850	Comcast Corp., Class A	93,093	***
8,100	Regal Entertainment Group, Class A	177,795	†
	Total Media	345,768

	Oil, Gas & Consumable Fuels (0.2%)
3,000	Chevron Corp.	280,740
2,800	ConocoPhillips	245,756
	Total Oil, Gas & Consumable Fuels	526,496

	Paper & Forest Products (0.1%)
6,100	MeadWestvaco Corp.	180,133

	Personal Products (0.1%)
6,000	Avon Products, Inc.	225,180

	Pharmaceuticals (0.2%)
10,200	Pfizer, Inc.	249,186
4,400	Watson Pharmaceuticals, Inc.	142,560	***
	Total Pharmaceuticals	391,746

	Real Estate Investment Trust (REITs) (0.1%)
5,000	CapitalSource, Inc.	101,200
1,400	Hospitality Properties Trust	56,910
	Total Real Estate Investment Trust (REITs)	158,110

	Retailers (0.0%)
7,900	Circuit City Stores, Inc.	62,489

	Road & Rail (0.1%)
4,100	CSX Corp.	175,193
1	Kansas City Southern	32	***
1,000	Union Pacific Corp.	113,060
	Total Road & Rail	288,285

	Software (0.2%)
7,900	Salesforce.com, Inc.	405,428	***

	Textiles, Apparel & Luxury Goods (0.0%)
1,287	Hanesbrands, Inc.	36,113	***

	Thrifts & Mortgage Finance (0.2%)
4,700	Fannie Mae	285,807
9,200	New York Community Bancorp, Inc.	175,260
	Total Thrifts & Mortgage Finance	461,067

	Wireless Telecommunication Services (0.2%)
20,299	Alcatel-Lucent (ADR)	206,644
2,100	Alltel Corp.	146,328
2,400	Motorola, Inc.	44,472
	Total Wireless Telecommunication Services	397,444
	Total Common Stock (Cost: $9,061,847) (4.6%)	9,923,403

Number of
Shares		Value
	Short-Term Investments
	Money Market Investments (0.0%)
15,128	Reserve Primary Money Market Fund, 5.378%	15,128	****

Principal
Amount
	Other Short-Term Investments (1.6%) ▲
6,049	Bank of Montreal, 5.52%, due 10/15/07	6,049	****
9,077	Bank of Nova Scotia, 5.54%, due 10/17/07	9,077	****
15,128	Barclays PLC, 5.325%, due 10/15/07	15,128	****
15,128	BNP Paribas, 5.2%, due 10/01/07	15,128	****
6,051	BNP Paribas, 5.42%, due 10/15/07	6,051	****
60,511	Calyon, 5.25%, due 10/01/07	60,511	****
9,077	Calyon, 5.5%, due 10/16/07	9,077	****
15,128	Canadian Imperial Bank of Commerce, 5.34%, due 11/09/07	15,128	****
24,205	Fortis Bank, 5.25%, due 10/01/07	24,205	****
15,128	Fortis Bank, 5.6%, due 10/12/07	15,128	****
18,153	Lloyds TSB Bank PLC, 5.65%, due 10/12/07	18,153	****
60,511	National Energy Group, Inc., 5.188%, due 10/01/07	60,511	****
18,153	Rabobank Nederland, 4.91%, due 10/03/07	18,153	****
9,077	Rabobank Nederland, 5%, due 10/04/07	9,077	****
6,051	Royal Bank of Scotland, 5.33%, due 11/07/07	6,051	****
3,022,221	State Street Bank & Trust Co. Depository Reserve	3,022,221
50,284	Svenska Handelsbanken, 5.2%, due 10/01/07	50,284	****
15,128	Toronto Dominion Bank, 5.32%, due 10/03/07	15,128	****
9,077	UBS AG, 5.365%, due 11/08/07	9,077	****
	Total Other Short-Term Investments	3,384,137
	Total Short-Term Investments (Cost: $3,399,265) (1.6%)	3,399,265
	Total Investments (Cost: $267,627,100) (102.3%)	222,450,715
	Liabilities in Excess of Other Assets (-2.3%)	(5,026,159)
	Net Assets (100.0%)	$217,424,556

Notes to the Schedule of Investments:

CDO	-	Collateralized Debt Obligation.
CLO	-	Collateralized Loan Obligation.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
P/O	-	Principal Only Security.
PAC	-	Planned Amortization Class.
TAC	-	Target Amortization Class.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, the value of these securities amounted to $76,085,472 or 35.0% of net assets. These securities (unless otherwise noted) are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

**		Illiquid security.

***	Non-income producing.
****	Represents investment of security lending collateral (Note 3).
(1)	Represents number of preferred shares.
†	Security partially or fully lent (Note 3).
#	Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.
▲	Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discounts Notes, and Time Deposits.

Investments by Industry (Unaudited)

	Percentage of
Industry	Net Assets
Aerospace & Defense	0.9%
Airlines	0.7
Apparel Retailers	0.0	**
Automobiles	1.3
Banking	14.3
Biotechnology	0.2
Capital Markets	0.1
Chemicals	0.2
Commercial Services	0.4
Commercial Services & Supplies	0.1
Computers & Peripherals	0.2
Containers & Packaging	0.5
Diversified Financial Services	0.2
Diversified Financial Services - Multi-Sector Holdings	1.1
Diversified Financial Services - Specialized Finance	13.5
Diversified Telecommunication Services	0.4
Electric Utilities	0.7
Electronic Equipment & Instruments	0.0	**
Electronics	1.8
Financial Services	17.7
Food & Staples Retailing	0.5
Food Products	0.2
Forest Products & Paper	0.1
Health Care Providers & Services	0.1
Health Care Technology	0.1
Healthcare Providers	0.7

Household Durables	0.0	**
Household Products	0.1
Industrial Conglomerates	0.2
Insurance	1.6
Leisure Equipment & Products	0.1
Media	0.7
Media - Broadcasting & Publishing	0.8
Medical Supplies	0.2
Oil, Gas & Consumable Fuels	0.8
Paper & Forest Products	0.1
Personal Products	0.1
Pharmaceuticals	0.6
Real Estate	0.8
Real Estate Investment Trust (REITs)	0.1
Retailers	0.0	**
Road & Rail	0.7
Software	0.2
Textiles, Apparel & Luxury Goods	0.0	**
Thrifts & Mortgage Finance	1.2
U.S. Government Agency Obligations	35.5
Utilities	0.7
Wireless Telecommunication Services	0.2
Short-Term Investments	1.6
Total	102.3%

**                                 Value rounds to less than 0.1% of net assets

See accompanying Notes to the Schedule of Investments

TCW Strategic Income Fund, Inc.

Notes to Schedule of Investments (Unaudited)	September 30, 2007

Note 1 – Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (the “Fund”) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended.  The Fund commenced operations on March 5, 1987.  The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation by investing in convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, options, securities issued or guaranteed by the United States Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities and other securities without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective.

Security Valuation: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period.  Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices.  Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value on the 61st day prior to maturity.

Repurchase Agreements: The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the seller at an agreed-upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price.

Note 2 - Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At September 30, 2007, net unrealized depreciation for federal income tax purposes is comprised of the following components:

Appreciated securities	$6,868,186
Depreciated securities	(53,079,679)
Net unrealized depreciation	$(46,211,493)
Cost of securities for federal income tax purposes	$219,428,494

Note 3—Security Lending:

During the period ended September 30, 2007, the Fund lent securities to brokers. The brokers provided collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. At September 30, 2007, the cash collateral received from the borrowing brokers was $377,045, which is 103.90% of the value of loaned securities. The Fund receives income, net of broker fees, by investing the cash collateral in short-term investments.

Note 4—Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There were no restricted securities (excluding 144A issues) at September 30, 2007.

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	November 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	November 15, 2007

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	November 15, 2007